Commitments and Contingencies (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Rent expense - additional disclosures
Rental expenses	79,400,000	59,600,000	59,800,000
Total
Commitments
2015	372,485,000
2016	58,121,000
2017	29,525,000
2018	6,850,000
Beyond 2018	5,791,000
Total	472,772,000
Rental Commitments
Commitments
2015	81,500,000
2016	33,428,000
2017	22,898,000
2018	2,287,000
Beyond 2018	5,791,000
Total	145,904,000
Server Custody Fee Commitments
Commitments
2015	17,104,000
2016	312,000
2017	12,000
Total	17,428,000
Capital Commitments
Commitments
2015	208,356,000
2016	19,629,000
2017	2,018,000
Total	230,003,000
Office Machines and Other Commitments
Commitments
2015	65,525,000
2016	4,752,000
2017	4,597,000
2018	4,563,000
Total	79,437,000